Cash and Investments Held in Trust Account (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Investments Held in Trust Account (Details) [Line Items]
Assets held in the trust account		$ 15,364,991	$ 1,187,964
Money Market Funds [Member]
Cash and Investments Held in Trust Account (Details) [Line Items]
Assets held in the trust account	$ 14,537,012	$ 15,364,991
US Treasury Securities [Member]
Cash and Investments Held in Trust Account (Details) [Line Items]
Assets held in the trust account			$ 117,857,363